Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Underwriting discount		$ 4,300	$ 4,991
Common Units [Member]
Common units issued	8,567,500	5,000,000	5,240,000
Common units sold pursuant to the full exercise of underwriters' options	1,117,500		640,000
Underwriting discount	$ 11,605	$ 4,300	$ 4,991